Document and Entity Information	May 07, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 07, 2025
Entity Registrant Name	4FRONT VENTURES CORP.
Entity Incorporation State Country Code	A1
Entity File Number	000-56075
Entity Tax Identification Number	83-4168417
Entity Address Address Line 1	11811 N. Tatum Blvd.
Entity Address Address Line 2	Suite 3031
Entity Address City Or Town	Phoenix
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85028
City Area Code	602
Local Phone Number	428-5337
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12g Title	Class A Subordinate Voting Shares, no par value
Trading Symbol	FFNTF
Security Exchange Name	NONE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001783875
Amendment Flag	false